Cost of Sales	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cost of Sales
5. COST OF SALES

	Years ended December 31,
	2019	2018
Site operating costs	244,611	219,104
Transportation costs	17,832	17,163
Changes in inventories of finished goods	(5,570)	2,435
Changes in inventories of ore stockpiles	1,677	1,078
Insurance recovered	-	(7,913)
Production costs	258,550	231,867
Depletion and amortization	109,756	70,781
Cost of sales	368,306	302,648
Cost of sales consists of site operating costs (which include personnel costs, non-capitalized
waste stripping costs, repair and maintenance costs, consumables, operating supplies and external services), transportation costs, and depletion and amortization.
During the year ended December 31, 2018, the Company had an insurance recovery of $7,913 (75% basis) related to the Cariboo region wildfires in 2017.